UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-8606


                             Scudder Pathway Series
                             ----------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  08/31
                          -----

Date of reporting period:  11/30/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Pathway Series - Pathway Growth Portfolio
Investment Portfolio as of November 30, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------------



                                                                                             Shares                   Value ($)
                                                                                        ---------------------------------------
Equity Funds 77.9%
Scudder 21st Century Growth Fund "Institutional"                                                 114,569             1,598,241
Scudder Blue Chip Fund "Institutional"                                                         1,438,304            27,011,343
Scudder Capital Growth Fund "Institutional"                                                        2,407               102,095
Scudder Emerging Markets Growth Fund "S"                                                          36,197               612,095
Scudder Equity 500 Index Fund "Institutional"                                                    553,227            73,916,717
Scudder Global Fund "S"                                                                              346                 8,948
Scudder Greater Europe Growth Fund "S"                                                            96,491             2,553,146
Scudder Growth and Income Fund "Institutional"                                                   901,051            19,201,396
Scudder International Equity Fund "Institutional"                                                274,791             3,052,928
Scudder International Fund "Institutional"                                                       122,823             5,262,957
Scudder International Select Equity Fund "Premier"                                               421,766             8,085,257
Scudder Japanese Equity Fund "S"                                                                  91,114               958,524
Scudder Large Cap Value Fund "Institutional"                                                     144,919             3,211,394
Scudder Large Company Growth Fund "Institutional"                                                481,710            11,016,700
Scudder Large Company Value Fund "Institutional"                                                 415,878            10,442,698
Scudder Micro Cap Fund "Institutional"                                                            33,147               770,998
Scudder RREEF Real Estate Securities Fund "Institutional"                                        108,730             2,250,712
Scudder Small Cap Growth Fund "Investment"                                                        47,785             1,123,428
Scudder Small Company Stock Fund "S"                                                             262,715             7,298,209
Scudder Small Company Value Fund "S"                                                             122,163             3,710,100
Scudder-Dreman High Return Equity Fund "I"                                                        76,678             3,161,433
Scudder-Dreman Small Cap Value Fund "I"                                                           33,079             1,104,173
                                                                                                                   -----------
Total Equity Funds (Cost $158,922,680)                                                                             186,453,492

Fixed Income Funds 19.5%
Scudder Emerging Markets Income Fund "S"                                                           1,446                15,182
Scudder Fixed Income Fund "Institutional"                                                      4,044,679            44,289,236
Scudder GNMA Fund "S"                                                                              1,939                29,283
Scudder High Income Opportunity Fund "S"                                                           4,963                46,947
Scudder High Income Plus Fund "Premier"                                                          291,861             2,279,436
Scudder Income Fund "Institutional"                                                                3,511                45,262
                                                                                                                   -----------
Total Fixed Income Funds (Cost $46,378,981)                                                                         46,705,346

Money Market Funds 2.4%
Scudder Cash Investment Trust "S"                                                              1,969,511             1,969,511
Scudder Money Market Series "Institutional"                                                    3,682,697             3,682,698
                                                                                                                   -----------
Total Money Market Funds (Cost $5,652,209)                                                                           5,652,209


                                                                                        % of
                                                                                        Net Assets                    Value ($)

Total Investment Portfolio  (Cost $210,953,870)                                                     99.8           238,811,047
Other Assets and Liabilities, Net                                                                    0.2               371,575
                                                                                                                   -----------
Net Assets                                                                                         100.0           239,182,622
                                                                                                                   ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Pathway Growth Portfolio


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Pathway Growth Portfolio

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 11, 2004